Shareholders' Equity - Earnings Per Share (Details) - SEK (kr) kr / shares in Units, kr in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Loss per share before and after dilution	kr (0.88)	kr (1.71)	kr (5.47)	kr (5.21)	kr (8.69)
Weighted-average number of shares outstanding for the period, before and after dilution	53,686,948	53,672,069	53,679,550	53,672,069	53,672,069
Reserves for translation from foreign operations	kr 482	kr (4,040)	kr 16,833	kr (2,881)	kr (14,538)
Retained Earnings Including Net Loss for the Year
Reserves for translation from foreign operations			kr 11,600	kr 6,400